INVENTORIES - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories [Line Items]
Inventories	$ 56,760	$ 42,326
Cost of sales	25,212	17,562	$ 21,142
Cost of inventory
Inventories [Line Items]
Cost of sales	21,400	17,400	19,100
Adjustment for Net Realisable Value
Inventories [Line Items]
Inventories	$ (4,276)	$ (1,971)	$ (2,448)